RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of effects of correcting the changes on the financial statements

	As of December 31, 2021
Consolidated Balance Sheet	As previously reported	Adjustment	As restated
Intangible assets	8,197,290	(919,573)	7,277,717
Total non-current assets	8,197,290	(919,573)	7,277,717
Total assets	9,939,194	(919,573)	9,019,621
Accumulated deficits	(660,765,745)	(919,573)	(661,685,318)
Total shareholders’ equity	8,567,212	(919,573)	7,647,639
Total Liabilities and Shareholders’ Equity	9,939,194	(919,573)	9,019,621

	For the year ended December 31, 2021
Consolidated Statements of Operations	As previously reported	Adjustment	As restated
Impairment loss (i)	(2,123,904)	2,123,904	—
Provision for doubtful accounts	—	(1,750,909)	(1,750,909)
Income from disposal of intangible assets	—	121,020	121,020
Impairment loss of intangible assets (i)	—	(1,292,568)	(1,292,568)
Total operating expenses	(12,475,261)	(798,553)	(13,273,814)
Operating loss	(12,507,769)	(798,553)	(13,306,322)
Other income/(expenses), net	120,877	(121,020)	(143)
Loss before provision for income taxes	(12,385,809)	(919,573)	(13,305,382)
Loss from continuing operations	(12,385,809)	(919,573)	(13,305,382)
Net loss	(20,746,131)	(919,573)	(21,665,704)

	As of December 31, 2021
		Total Mercurity
		Fintech
		Holding Inc.	Total
		shareholders’	shareholders’
Consolidated Statements of Stockholders' Equity	Accumulated deficits	equity	equity
Net loss (as previously reported)	(20,746,131)	(20,746,131)	(20,746,131)
Net loss (adjustment)	(919,573)	(919,573)	(919,573)
Net loss (as restated)	(21,665,704)	(21,665,704)	(21,665,704)

Balance as of December 31, 2021 (as previously reported)	(660,765,745)	8,567,212	8,567,212
Balance as of December 31, 2021 (adjustment)	(919,573)	(919,573)	(919,573)
Balance as of December 31, 2021 (as restated)	(661,685,318)	7,647,639	7,647,639

	For the year ended December 31, 2021
Consolidated Statements of Cash Flows	As previously reported	Adjustment	As restated
Net loss	(20,746,131)	(919,573)	(21,665,704)
Net loss from continuing operations	(12,385,809)	(919,573)	(13,305,382)

Adjustments to reconcile net loss to net cash used in operating activities:
Impairment loss	2,123,904	(2,123,904)	—
Provision for doubtful accounts	—	1,750,909	1,750,909
Impairment loss of intangible assets	—	1,292,568	1,292,568
Digital assets generated from mining business	—	(664,307)	(664,307)
Digital assets received as payment	—	(5,864)	(5,864)
Digital assets used to pay expenses	—	2,141,375	2,141,375
Disposal of digital assets	—	325,987	325,987
Prepaid expenses and other current assets	(1,724,999)	619,518	(1,105,481)
Accrued expenses and other current liabilities	(241,143)	56,714	(184,429)
Net cash used in continuing operations	(3,618,695)	2,594,443	(1,024,252)
Net cash used in operating activities	(4,005,472)	2,594,443	(1,411,029)

Cash flows from investing activities:
Digital assets received as payment	(5,864)	5,864	—
Digital assets used to pay expenses	2,174,319	(2,174,319)	—
Disposal of digital assets	425,988	(425,988)	—
Net cash (used in)/provided by continuing operations	2,594,443	(2,594,443)	—
Net cash (used in)/provided by investing activities	2,594,443	(2,594,443)	—

	For the year ended December 31, 2020
Consolidated Statements of Cash Flows	As previously reported	Adjustment	As restated
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Digital assets received as payment	—	(17,863)	(17,863)
Digital assets used to pay expenses	—	6,924	6,924
Disposal of digital assets	—	647	647

Cash flows from investing activities:
Digital assets received as payment	(17,863)	17,863	—
Digital assets used to pay expenses	7,571	(7,571)	—
Disposal of digital assets	—	—	—
Net cash (used in)/provided by continuing operations	(10,292)	10,292	—
Net cash (used in)/provided by investing activities	(10,148)	10,292	144

Schedule of calculation and restatement of the loss per share in current and previously issued consolidated statements of operations based on the new number of the ordinary shares after the 2023 Share Consolidation

	For the year ended December 31,
Consolidated Statements of Operation	2022	2021	2020
Net loss attributable to holders of ordinary shares of Mercurity Fintech Holding Inc.	(5,634,971)	(21,665,704)	(1,651,273)
Continuing operations	—	(13,305,382)	(693,318)
Discontinued operations	(5,634,971)	(8,360,322)	(957,955)

Before the Share Consolidation:

Weighted average shares used in calculating basic net loss per ordinary share	5,774,269,431	3,888,373,404	2,675,881,652
Weighted average shares used in calculating diluted net loss per ordinary share	5,774,269,431	3,888,373,404	2,675,881,652

Net Loss per ordinary share
Basic	(0.00)	(0.00)	(0.00)
Diluted	(0.00)	(0.00)	(0.00)

Net Loss per ordinary share from continuing operation
Basic	(0.00)	(0.00)	(0.00)
Diluted	(0.00)	(0.00)	(0.00)

Net Loss per ordinary share from discontinued operation
Basic	(0.00)	(0.00)	(0.00)
Diluted	(0.00)	(0.00)	(0.00)

After the Share Consolidation:

Weighted average shares used in calculating basic net loss per ordinary share	14,435,674	9,720,934	6,689,704
Weighted average shares used in calculating diluted net loss per ordinary share	14,435,674	9,720,934	6,689,704

Net Loss per ordinary share
Basic	(0.39)	(2.23)	(0.25)
Diluted	(0.39)	(2.23)	(0.25)

Net Loss per ordinary share from continuing operation
Basic	(0.39)	(1.37)	(0.10)
Diluted	(0.39)	(1.37)	(0.10)

Net Loss per ordinary share from discontinued operation
Basic	—	(0.86)	(0.14)
Diluted	—	(0.86)	(0.14)